PENSION PLANS	12 Months Ended
Dec. 30, 2012
Compensation and Retirement Disclosure [Abstract]
PENSION PLANS
PENSION PLANS
We have a qualified defined benefit plan covering certain U.S. employees that is no longer available to new participants. The benefit amount for a portion of the participants was frozen in 2004 and those participants no longer earn any additional benefit credits. However, their lump sum earns 4% interest annually until termination of employment with the Company. The benefit amount for all remaining active participants was subsequently frozen in 2008 and those participants also ceased accruing additional pension credits. Their final pension benefit amounts will be based on pay and service through June 2008. We consider the funded status of the plan, required plan contributions, income tax deductibility, and cash flow in our funding decisions for this plan.
We also have a non-qualified benefit plan that provides supplemental pension payments in excess of qualified plan payments including payments in excess of limits imposed by federal tax law. We have an additional supplemental non-qualified retirement plan for executive officers which provides retirement benefits based on years of credited service as an executive officer in excess of five years. The plans are no longer available to new participants and benefits have been frozen. We also have separate supplemental retirement agreements that provide retirement benefits to two former officers. Our funding policy is to contribute amounts to these plans equal to the benefit payments required for each year.
The following tables set forth the reconciliation of the benefit obligation, plan assets, and the funded status for all of our defined benefit pension plans:

Change in Benefit Obligation	2012	2011

Benefit obligation at beginning of year	$494,943	$452,205
Interest cost	20,127	21,829
Settlements	(2,126)	(967)
Actuarial losses	43,155	52,891
Benefits paid	(39,565)	(31,015)

Benefit obligation at end of year	$516,534	$494,943

Change in Plan Assets

Fair value of plan assets at beginning of year	$256,589	$264,887
Actual return on plan assets	20,146	(4,178)
Employer contributions	27,280	28,152
Settlements	(2,639)	(1,257)
Benefits paid	(39,565)	(31,015)

Fair value of plan assets at end of year	$261,811	$256,589

Funded status at end of year	$(254,723)	$(238,354)

Amounts Recognized in Balance Sheet

Accrued pension liability - current	$(2,058)	$(2,148)
Accrued pension liability - long-term	(252,665)	(236,206)

Total	$(254,723)	$(238,354)

Amounts Recognized in Accumulated Other Comprehensive Losses Before Tax

Net actuarial loss	$51,630	$49,451

The projected benefit obligation equaled the accumulated benefit obligation of all our pension plans at the end of 2012 and 2011.  All of our pension plans have benefit obligations in excess of plan assets.

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Losses

Net Periodic Benefit Cost	2012	2011	2010

Interest cost	$20,127	$21,829	$24,398
Expected return on plan assets	(19,873)	(20,745)	(20,409)
Amortization of prior service cost	—	—	593
Settlement loss	393	158	137
Actuarial loss	40,824	59,692	1,138

Total net periodic cost	$41,471	$60,934	$5,857

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Losses Before Tax	2012	2011	2010

Net actuarial loss	$2,179	$18,254	$4,712
Prior service credit recognized	—	—	(593)

Total recognized in other comprehensive losses	2,179	18,254	4,119

Total recognized in net periodic benefit cost and other comprehensive losses	$43,650	$79,188	$9,976

Weighted-average Assumptions

Projected benefit obligation	2012	2011	2010
Discount rate	3.65%	4.25%	5.00%

Net periodic benefit cost
Discount rate	4.25%	5.00%	5.80%
Expected long-term rate of return on plan assets	8.00%	8.00%	8.75%

Asset allocation studies form the basis for the development of the overall long-term rate of return assumptions and are based on the long-term historical returns of each asset class in which we invest our pension assets.  The expected long-term rate of return assumptions reflect the expected return forecast of each major asset class, the allocation weighting of each asset class included in the target mix, and the correlations among the asset classes and their volatilities.  The long-term expected return forecasts reflect the current yield on U.S. government bonds and risk premiums for each asset class.
The benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five fiscal years thereafter are as follows:

2013	$36,340
2014	31,497
2015	32,758
2016	32,181
2017	34,019
2018-2022	180,877

Plan Assets
Our long-term investment policy objectives with respect to the qualified defined benefit plan assets have been to achieve funding of the plan at a level consistent with the Plan’s accumulated benefit obligation.  We have two basic long-term investment objectives.  First, to achieve an annualized return over a complete business cycle which exceeds that of a customized index weighted to our target allocation.  Second, for the annual internal rate of return to meet or exceed our targeted rate of 8%, recognizing that market performance varies and the target rate may not be meaningful during some periods.  The target asset allocation percentages for equity investments range from a minimum of 39% to a maximum total equity position of 73% with the target being 56%.  Total fixed income percentages range from a minimum of 13% to a maximum of 29% with a target percentage of 18%.  Private equity and hedge fund percentages range from a minimum of 18% to a maximum of 34% with a target of 26%.
It is our policy to diversify the investment of the plan’s assets to reduce the risk of large losses.  Progress toward achieving performance objectives is reviewed quarterly by management with particular attention directed to reviewing performance relative to the risks. Each investment vehicle is expected to perform in the top 75% of its peer group over the most recent 12-month period and the top 50% of its peer group over five-to ten-year periods and the majority of the rolling three-year periods.  Performance of the pension funds, individual investment managers, actuarial assumptions, and other attributes of the pension plan are reviewed at least annually with the Company’s Board of Directors.
The minimum funding requirement is approximately $26,800 for the qualified defined benefit plan in 2013, of which $2,000 was contributed in 2012.
The fair values of our qualified defined benefit pension plan assets by asset category at December 30, 2012, and January 1, 2012, are shown in the table below.

	December 30, 2012				January 1, 2012
Asset Category	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	$12,738	$12,738	$—	$—	$178	$178	$—	$—
Equity securities	47,485	47,485	—	—	53,449	53,449	—	—
Commingled equity funds	111,126	70,271	15,312	25,543	107,303	76,150	4,677	26,476
Fixed income securities	693	—	693	—	690	—	690	—
Commingled fixed income funds	28,606	17,554	—	11,052	23,473	12,403	—	11,070
Private equity funds	3,876	—	—	3,876	9,323	—	—	9,323
Hedge funds	57,287	—	—	57,287	45,495	—	—	45,495
Real estate	—	—	—	—	16,678	—	—	16,678

Total	$261,811	$148,048	$16,005	$97,758	$256,589	$142,180	$5,367	$109,042

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement.  Inputs and valuation methodologies used for material categories of pension plan assets are as follows:
Equity securities
This investment category primarily consists of common and preferred stock issued by both domestic and international companies. The securities are traded in open markets where quoted prices are determinable and available. The investments are valued by independent pricing vendors using a market approach based on prices obtained from the primary exchange on which they are traded.
Fixed Income Securities
These investments are made up of U.S. Treasury securities, corporate bonds, municipal bonds, and mortgage-backed securities. Securities classified as Level 2 have no quoted prices available. Level 2 fixed income securities are valued using directly observable market inputs including interest rates and yield curves at commonly-quoted intervals, volatilities, prepayment speeds, default rates, and credit spreads.
Commingled equity and fixed income funds
Commingled funds are valued at the fair value of the ownership interests in the funds. The Net Asset Value (NAV) is the primary input into the valuation. The NAV per unit is based on the fair value of the underlying assets owned by the fund, minus its liabilities, divided by the number of shares outstanding. The fair value of equity securities held by the funds is generally based on observable prices or inputs based on quotes in active markets. Fixed income securities held by the funds may be valued based on an “evaluated bid” valuation method. Inputs to the valuation include interest rates on coupons, maturities, ratings, and cash flow projections. Additionally, market quotations or references to comparable investments for which market quotations are available may also be used to determine the fair value of fixed income securities.
Private Equity, Hedge Funds and Real Estate
Our private equity, hedge funds, and real estate funds are valued on a NAV per unit based on the underlying investments of the funds and are not readily tradeable. Our private equity funds currently include bonds and loans of domestic energy companies. Key inputs of these debt instruments include a risk free rate and a credit spread, which can be for the company, comparable companies, or estimated using a model-based approach. In the prior year, our holdings primarily included investments in infrastructure assets. The primary valuation methodology for those underlying assets was a discounted cash flow analysis based on unobservable inputs such as operating income and discount rates.
Our hedge funds typically hold investments in municipal securities, business entities, foreign currency derivatives, U.S. Treasury securities, and corporate bonds. Key inputs of the foreign currency derivatives include interest rates, currency rates, time value, default rates, and potentially unobservable inputs. Municipal securities are valued using recently executed transactions, market price quotations, and pricing models, which factor in interest rates and bond or default risk spreads. U.S. Treasuries and corporate bonds are valued through quoted market prices.
Underlying assets of our real estate funds primarily consisted of investment properties valued by independent appraisals as there are no observable markets for these investments. Key inputs included revenue and expense growth rates, terminal capitalization rates, and discount rates.
The following table summarizes the changes in plan assets measured at fair value using Level 3 inputs. Realized and unrealized gains and losses in plan assets are reported in other comprehensive income.

	Commingled Equity and Fixed Income	Private Equity Funds	Hedge Funds	Real Estate	Total

Beginning balance at January 1, 2012	$37,546	$9,323	$45,495	$16,678	$109,042
Actual return on plan assets
Assets still held at December 30, 2012	391	—	542	—	933
Assets sold during the period	46	604	—	721	1,371
Purchases, sales, and settlements	(3,104)	(6,051)	11,250	(17,399)	(15,304)
Transfers in and/or out of level 3	1,716	—	—	—	1,716

Ending balance at December 30, 2012	$36,595	$3,876	$57,287	$—	$97,758

There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy during the year ended December 30, 2012.
Defined Contribution Plans
We sponsor a 401(k) savings plan in which substantially all of the employees are eligible to participate.  Expense recorded for employer matching contributions under this plan totaled $3,615, and $3,307 in 2011 and 2010. There was no Company match in 2012.
We also have a supplemental executive retirement plan for officers designed to supplement benefits available under our 401(k) savings plan. Contributions are discretionary and are based on a percentage of participants' annual compensation, which includes base salary and annual cash incentive awards. Accounts are also credited with an investment return. There was no contribution made in 2012; however, expense was reversed due to the departure of one nonvested participant. Expense recorded for this plan totaled $(245), $423, and $281 in 2012, 2011, and 2010.